COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
21.	COMMITMENTS AND CONTINGENCIES

Capital commitment

The Company has commitments for the
acquisition and construction
of fixed assets of US$10,665 as of December 31, 2018, which are scheduled to be paid within one year.

Operating lease commitments

As of December 31, 2018, the Company had future minimum lease payments under non-cancellable operating leases with initial terms in excess of one year as follows:

US$

2019	4,368
2020	2,198
2021	181
2022	18
2023 and thereafter	37

6,802

Payments under operating leases are expensed on a straight-line basis over the periods of the respective leases. The Company’s lease arrangements have no renewal options, rent escalation clauses, restrictions or contingent rents and are all conducted with third parties, except for the building leased from a related party as disclosed in Note 19. For the years ended December 31, 2016, 2017 and 2018, total rental expenses for all operating leases were US$66,330, US$27,832 and US$9,678, respectively.

Contingencies

In April and May 2018, the Company was sued as one of the defendants for trade mark infringement by a third party, alleging the claim of damage in the amount of RMB 99.9 million, RMB 300 million, and RMB 500 million, respectively. The cases are still ongoing at the Beijing Intellectual Property Court. The Company is vigorously contesting the allegations. In February 2019, the Company was served with a subpoena from a court in Beijing, in which a third party claimed that a contract the Company entered into was invalid. Pursuant to such contract, the Company received shares of Guilin Bank from a debtor’s nominee to discharge its indebtedness (See Note 5). The debtor subsequently alleged that such contract was invalid because the transfer price of such assets was below the fair market value. The Company intends to vigorously contest the allegation.

In accordance with ASC Topic 450, no accrual of loss contingency was accrued as of December 31, 2018 since it is not probable that a liability has been incurred because of these legal proceedings and the amount of loss cannot be reasonably estimated.

Income taxes

As of December 31, 2018, the Company had accrued US$137,904 for unrecognized tax benefits (Note 17). The final outcome of the tax uncertainty is dependent upon various matters including tax examinations, interpretation of tax laws or expiration of statute of limitations. However, due to the uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with these tax uncertainties.